UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington,  D.C.    20549

                                FORM 13-F

                           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	3-31-00

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):	[   ]  is a restatement.
                                   	[   ]  adds new holdings
	                                           entries

Institutional Investment Manager Filing this Report:

Name:        	J. V. BRUNI AND COMPANY
Address:     	1528 N. Tejon Street
	             Colorado Springs, CO  80907

Form 13F File Number:	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	       Jerome V. Bruni
Title:	      President
Phone:	      (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni	             Colorado Springs, Colorado	       05-04-00

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                		0

Form 13F Information Table Entry Total:          		39

Form 13F Information Table Value Total:      	131,765
                                       			(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                              FORM 13F INFORMATION TABLE

                                                           SHRS OR
                                                           PRN AMT;
                                                 VALUE     SH/PRN;PUT/ INVESTMENT OTHER
    NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PUT/CALL    DISCRETION MANAGER    VOTING AUTHORITY
                                                                                            SOLE  SHARED   NONE
Affiliated Managers Group      Com     008252108   10,181  214,340SH     SOLE      N/A     21,290    0    193,050
Allied Cap Corp New            Com     01903Q108    6,030  345,787SH     SOLE      N/A     33,216    0    312,571
America OnLine Inc Del         Com     02364J104    6,734   99,852SH     SOLE      N/A      9,070    0     90,782
Arrow Electrs Inc.             Com     042735100    4,052  114,940SH     SOLE      N/A     12,260    0    102,680
Belco Oil & Gas Corp           Com     077410108      769   74,166SH     SOLE      N/A      7,530    0     66,636
BellSouth Corp                 Com     079860102      242    5,162SH     SOLE      N/A          0    0      5,162
Clayton Homes Inc              Com     184190106    3,959  391,020SH     SOLE      N/A     45,270    0    345,750
CountryWide Credit Inds Inc    Com     222372104    4,244  155,726SH     SOLE      N/A     17,250    0    138,476
Covenant Trans Inc             Cl A    22284P105    5,347  336,825SH     SOLE      N/A     37,440    0    299,385
Edelbrock Corp                 Com     279434104      151   14,010SH     SOLE      N/A      1,120    0     12,890
Equity Office Properties Tr    Com     294741103    2,305   91,751SH     SOLE      N/A      7,556    0     84,195
Equity Residential Pptys Tr Sh Ben Int 29476L107      465   11,571SH     SOLE      N/A        300    0     11,271
Exxon Mobil Corp               Com     30231G102      363    4,656SH     SOLE      N/A          0    0      4,656
Financial Sec Assurn Hldgs     Com     31769P100    7,214   98,233SH     SOLE      N/A      9,010    0     89,223
First Amern Finl Corp          Com     318522307    4,042  290,000SH     SOLE      N/A     31,960    0    258,040
Franchise Fin Corp Amer        Com     351807102    3,643  156,690SH     SOLE      N/A     16,390    0    140,300
GTS Duratek Inc                Com     36237J107    3,742  360,630SH     SOLE      N/A     35,280    0    325,350
GTE Corp                       Com     362320103      270    3,798SH     SOLE      N/A          0    0      3,798
Kimco Realty Corp              Com     49446R109    1,432   38,183SH     SOLE      N/A      1,620    0     36,563
Manufactured Home Cmntys Inc   Com     564682102    1,443   62,390SH     SOLE      N/A      2,160    0     60,230
Mestek Inc                     Com     590829107    2,488  147,428SH     SOLE      N/A     11,990    0    135,438
NCI Building Sys Inc           Com     628852105    6,936  368,668SH     SOLE      N/A     36,212    0    332,456
Nabors Inds Inc                Com     629568106    8,540  220,033SH     SOLE      N/A     20,370    0    199,663
Oakwood Homes Corp             Com     674098108      384  100,600SH     SOLE      N/A     23,700    0     76,900
Palm Harbor Homes              Com     696639103    4,002  260,265SH     SOLE      N/A     29,418    0    230,847
PremiumWear Inc                Com     740909106      906  100,705SH     SOLE      N/A     10,500    0     90,205
Public Storage Inc             Com     74460D109    2,967  141,262SH     SOLE      N/A     14,110    0    127,152
Radian Group Inc               Com     750236101    7,547  158,461SH     SOLE      N/A     15,072    0    143,389
Raymond James Financial Inc    Com     754730109    3,437  169,750SH     SOLE      N/A     12,994    0    156,756
Rouse Co                       Com     779273101    3,794  179,594SH     SOLE      N/A     16,450    0    163,144
SL Green Rlty Corp             Com     78440X101      435   18,320SH     SOLE      N/A        600    0     17,720
Schuff Stl Co                  Com     808156103      504  161,160SH     SOLE      N/A     22,740    0    138,420
Security Cap Group Inc         Cl B    81413P204    3,196  221,360SH     SOLE      N/A     22,920    0    198,440
Smithway Mtr Xpress Corp       Cl A    832653109      678  193,846SH     SOLE      N/A     19,720    0    174,126
Triad Gty Inc                  Com     895925105    3,715  182,881SH     SOLE      N/A     21,480    0    161,401
Transport Corp of Amer Inc     Com     89385P102    1,363  279,644SH     SOLE      N/A     27,308    0    252,336
USFreightways Corp             Com     916906100    3,308   88,360SH     SOLE      N/A     10,160    0     78,200
Weatherford Intl Inc           Com     947074100    6,763  115,015SH     SOLE      N/A      9,915    0    105,100
Wells Fargo & Co New           Com     949746101    4,174  102,432SH     SOLE      N/A      7,882    0     94,550
